Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value
The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2023 and 2022.

	At March 31, 2023
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥3,732,551	¥497,294	¥—	¥4,229,845
Equity instruments	340,365	15,705	—	356,070

Total trading assets	4,072,916	512,999	—	4,585,915

Derivative financial instruments:
Interest rate derivatives	130,725	5,658,891	—	5,789,616
Currency derivatives	145	2,774,537	499	2,775,181
Equity derivatives	20,571	13,002	20,935	54,508
Commodity derivatives	407	8,735	—	9,142
Credit derivatives	—	21,142	358	21,500

Total derivative financial instruments	151,848	8,476,307	21,792	8,649,947

Financial assets at fair value through profit or loss:
Debt instruments	343,539	398,883	650,467	1,392,889
Equity instruments	2,829	7,320	85,201	95,350

Total financial assets at fair value through profit or loss	346,368	406,203	735,668	1,488,239

Investment securities at fair value through other comprehensive income:
Japanese government bonds	9,576,298	—	—	9,576,298
U.S. Treasury and other U.S. government agency bonds	5,232,456	—	—	5,232,456
Other debt instruments	1,503,857	6,498,812	—	8,002,669

Total debt instruments	16,312,611	6,498,812	—	22,811,423

Equity instruments	4,076,610	7,177	464,821	4,548,608

Total investment securities at fair value through other comprehensive income	20,389,221	6,505,989	464,821	27,360,031

Total	¥24,960,353	¥15,901,498	¥1,222,281	¥42,084,132

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,017,272	¥84,161	¥—	¥3,101,433
Equity instruments	183,935	5,721	—	189,656

Total trading liabilities	3,201,207	89,882	—	3,291,089

Derivative financial instruments:
Interest rate derivatives	92,387	7,317,498	3,248	7,413,133
Currency derivatives	—	3,001,220	5,066	3,006,286
Equity derivatives	34,204	894	7,110	42,208
Commodity derivatives	1,247	6,699	—	7,946
Credit derivatives	—	27,074	208	27,282

Total derivative financial instruments	127,838	10,353,385	15,632	10,496,855

Financial liabilities designated at fair value through profit or loss	—	229,086	185,020	414,106
Others (2)	—	(4,086)	(7,852)	(11,938)

Total	¥3,329,045	¥10,668,267	¥192,800	¥14,190,112

	At March 31, 2022
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,860,215	¥629,043	¥—	¥3,489,258
Equity instruments	245,186	1,852	—	247,038

Total trading assets	3,105,401	630,895	—	3,736,296

Derivative financial instruments:
Interest rate derivatives	612,246	2,981,691	6	3,593,943
Currency derivatives	101	2,697,933	5,951	2,703,985
Equity derivatives	74,820	689	26,804	102,313
Commodity derivatives	1,413	20,127	—	21,540
Credit derivatives	—	21,318	649	21,967

Total derivative financial instruments	688,580	5,721,758	33,410	6,443,748

Financial assets at fair value through profit or loss:
Debt instruments	516,455	447,738	693,013	1,657,206
Equity instruments	2,375	120	35,884	38,379

Total financial assets at fair value through profit or loss	518,830	447,858	728,897	1,695,585

Investment securities at fair value through other comprehensive income:
Japanese government bonds	15,774,197	—	—	15,774,197
U.S. Treasury and other U.S. government agency bonds	5,681,789	—	—	5,681,789
Other debt instruments	1,378,880	5,232,100	—	6,610,980

Total debt instruments	22,834,866	5,232,100	—	28,066,966

Equity instruments	4,117,832	11,940	468,713	4,598,485

Total investment securities at fair value through other comprehensive income	26,952,698	5,244,040	468,713	32,665,451

Total	¥31,265,509	¥12,044,551	¥1,231,020	¥44,541,080

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,026,965	¥125,078	¥—	¥3,152,043
Equity instruments	23,339	6,610	—	29,949

Total trading liabilities	3,050,304	131,688	—	3,181,992

Derivative financial instruments:
Interest rate derivatives	218,193	3,547,303	7,168	3,772,664
Currency derivatives	204	2,983,028	4,299	2,987,531
Equity derivatives	145,021	2,676	11,420	159,117
Commodity derivatives	202	19,342	—	19,544
Credit derivatives	—	27,352	128	27,480

Total derivative financial instruments	363,620	6,579,701	23,015	6,966,336

Financial liabilities designated at fair value through profit or loss	—	164,648	291,086	455,734
Others (2)(3)	—	917	(3,052)	(2,135)

Total	¥3,413,924	¥6,876,954	¥311,049	¥10,601,927

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2023 and 2022.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” below.

(3)	Contingent consideration liabilities arising from business combinations, which are measured at fair value using discounted cash flow models, are presented as others.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2023 and 2022.

	At April 1, 2022	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2023	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2023
		Included in profit or loss	Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(7,162)	¥(1,514)	¥—	¥554	¥—	¥—	¥—	¥—	¥4,874	¥(3,248)	¥(959)
Currency derivatives—net	1,652	(697)	—	—	—	—	—	—	(5,522)	(4,567)	(2,302)
Equity derivatives—net	15,384	3,012	—	5,595	(10,166)	—	—	—	—	13,825	7,693
Credit derivatives—net	521	(371)	—	—	—	—	—	—	—	150	(240)

Total derivative financial instruments—net	10,395	430	—	6,149	(10,166)	—	—	—	(648)	6,160	4,192

Financial assets at fair value through profit or loss:
Debt instruments	693,013	(4,804)	301	157,152	(42,145)	—	(69,317)	—	(83,733)	650,467	(6,742)
Equity instruments	35,884	6,033	—	46,374	(525)	—	(1,381)	—	(1,184)	85,201	5,688

Total financial assets at fair value through profit or loss	728,897	1,229	301	203,526	(42,670)	—	(70,698)	—	(84,917)	735,668	(1,054)

Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	8,865	5,380	(17,578)	—	(571)	12	—	464,821	—

Total investment securities at fair value through other comprehensive income	468,713	—	8,865	5,380	(17,578)	—	(571)	12	—	464,821	—

Financial liabilities designated at fair value through profit or loss	(291,086)	(20,742)	2,129	—	—	(56,316)	180,995	—	—	(185,020)	13,496

Others (3) —liabilities:	3,052	6,078	—	940	—	—	—	—	(2,218)	7,852	7,671

Total	¥919,971	¥(13,005)	¥11,295	¥215,995	¥(70,414)	¥(56,316)	¥109,726	¥12	¥(87,783)	¥1,029,481	¥24,305

	At April 1, 2021	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2022	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2022
		Included in profit or loss	Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥(3,759)	¥—	¥316	¥—	¥—	¥—	¥—	¥(131)	¥(7,162)	¥(3,473)
Currency derivatives—net	(5,341)	6,944	—	—	—	—	—	—	49	1,652	6,314
Equity derivatives—net	7,132	9,057	—	8,931	(9,736)	—	—	—	—	15,384	12,567
Credit derivatives—net	1,766	(647)	12	—	—	—	(610)	—	—	521	(371)

Total derivative financial instruments—net	(31)	11,595	12	9,247	(9,736)	—	(610)	—	(82)	10,395	15,037

Financial assets at fair value through profit or loss:
Debt instruments	561,450	81,856	207	155,295	(49,939)	—	(53,086)	—	(2,770)	693,013	79,696
Equity instruments	32,777	(752)	—	11,708	(2,322)	—	(4,479)	—	(1,048)	35,884	(2,148)

Total financial assets at fair value through profit or loss	594,227	81,104	207	167,003	(52,261)	—	(57,565)	—	(3,818)	728,897	77,548

Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	19,569	53,759	(45,606)	—	(6,613)	—	(1)	468,713	—

Total investment securities at fair value through other comprehensive income	447,605	—	19,569	53,759	(45,606)	—	(6,613)	—	(1)	468,713	—

Financial liabilities designated at fair value through profit or loss	(166,896)	44,122	2,057	—	—	(391,051)	215,304	—	5,378	(291,086)	44,898

Others (3) —liabilities:	(1,104)	4,934	—	—	—	—	—	—	(778)	3,052	5,345

Total	¥873,801	¥141,755	¥21,845	¥230,009	¥(107,603)	¥(391,051)	¥150,516	¥—	¥699	¥919,971	¥142,828

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal year ended March 31, 2023, transfers out of Level 3 amounted to ¥87,783 million primarily due to a decrease of significance of unobservable inputs related to liquidity risk of certain investment funds. On the other hand, for the fiscal year ended March 31, 2022, those amounted to ¥(699)
million primarily due to an increase in observability of inputs for certain financial liabilities designated at fair value through profit or loss.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2023 and 2022 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2023	2022	2023	2022

	(In millions)
Net interest income	¥1,478	¥3,757	¥1,078	¥1,317
Net trading income	5,119	12,578	10,785	18,871
Net income (loss) from financial assets and liabilities at fair value through profit or loss	(19,513)	125,226	12,442	122,446
Other income (expenses)	(89)	194	—	194

Total	¥(13,005)	¥141,755	¥24,305	¥142,828

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal years ended March 31, 2023 and
2022 and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2023	2022

	(In millions)
Balance at beginning of period	¥27,100	¥18,392
Increase due to new trades	18,402	32,487
Reduction due to redemption, sales or passage of time	(23,226)	(23,779)

Balance at end of period	¥22,276	¥27,100

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at March 31, 2023 and 2022.

	At March 31, 2023
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥—	¥3,248	Option model	Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(11%)-42%
Currency derivatives	499	5,066	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	8%-50%
				Foreign exchange volatility	12%-36%
Equity derivatives	20,935	7,110	Option model	Equity to equity correlation	48%-92%
				Quanto correlation	(13%)-38%
				Equity volatility	12%-70%
Credit derivatives	358	208	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	650,467	—	Option model	Foreign exchange volatility	13%-43%
			DCF model	Probability of default rate	0%-33%
				Loss given default rate	0%-100%
				Discount margin	5%-9%
			Net asset value (2)	—	—
Equity instruments	85,201	—	Market multiples	Price/Book value multiple	1.1x
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	Market multiples	Price/Book value multiple	0.2x-3.7x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	185,020	Option model	Equity to equity correlation	47%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(13%)-50%
				Equity volatility	17%-52%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(7,852)	Option model	Equity to equity correlation	80%-83%
				Interest rate to interest rate correlation	26%-99%
				Quanto correlation	(11%)-50%
				Equity volatility	24%-28%
				Foreign exchange volatility	12%-43%
			Credit Default model	Quanto correlation	15%-25%

	At March 31, 2022
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥6	¥7,168	Option model	Interest rate to interest rate correlation	16%-99%
				Quanto correlation	7%-30%
Currency derivatives	5,951	4,299	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	7%-49%
				Foreign exchange volatility	11%-39%
			DCF model	Prepayment rate	22%
Equity derivatives	26,804	11,420	Option model	Equity to equity correlation	45%-92%
				Quanto correlation	(16% ) -35%
				Equity volatility	17%-79%
Credit derivatives	649	128	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	693,013	—	Monte Carlo Simulation	Equity volatility	17%-38%
			Option model	Foreign exchange volatility	12%-41%
			DCF model	Probability of default rate	0%-23%
				Loss given default rate	10%-100%
			Net asset value (2)	—	—
Equity instruments	35,884	—	DCF model	Probability of default rate	0%-2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	Market multiples	Price/Earnings multiple	9.3x-48.5x
				Price/Book value multiple	0.3x-2.2x
				EV/EBITDA multiple	5.8x-15.5x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	291,086	Option model	Equity to equity correlation	43%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(16% ) -49%
				Equity volatility	13%-57%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(3,052)	Option model	Equity to equity correlation	57%-93%
				Interest rate to interest rate correlation	16%-99%
				Quanto correlation	7%-49%
				Equity volatility	17%-49%
				Foreign exchange volatility	12%-41%
			Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity	The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2023
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,248)	¥—	¥—	¥—	¥—
Currency derivatives—net	(4,567)	6	6	—	—
Equity derivatives—net	13,825	2,462	2,467	—	—
Credit derivatives—net	150	17	17	—	—
Financial assets at fair value through profit or loss:
Debt instruments	650,467	917	4,533	—	—
Equity instruments	85,201	362	875	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	464,821	—	—	15,368	15,368
Financial liabilities designated at fair value through profit or loss (1)	(185,020)	1,007	1,109	—	—
Others (1)(2) —liabilities:	7,852	62	61	—	—

	At March 31, 2022
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(7,162)	¥—	¥—	¥—	¥—
Currency derivatives—net	1,652	75	73	—	—
Equity derivatives—net	15,384	3,274	3,309	—	—
Credit derivatives—net	521	17	18	—	—
Financial assets at fair value through profit or loss:
Debt instruments	693,013	3,347	7,422	—	—
Equity instruments	35,884	88	167	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	—	12,914	12,019
Financial liabilities designated at fair value through profit or loss (1)	(291,086)	2,008	2,319	—	—
Others (1)(2) —liabilities:	3,052	126	118	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2023 and 2022. They do not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At March 31, 2023
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥235,567	¥235,541	¥165,208	¥70,333	¥—
Loans and advances	b	111,891,134	114,154,110	—	237,232	113,916,878
Other financial assets	b	5,360,634	5,357,987	—	5,307,316	50,671

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥123,181,105	¥123,009,507	¥—	¥123,009,507	¥—
Other deposits	c	49,746,705	49,607,234	—	49,481,149	126,085
Borrowings	c	14,954,804	14,876,449	—	14,868,020	8,429
Debt securities in issue	c	11,984,994	11,828,910	—	11,726,142	102,768
Other financial liabilities	c	8,522,212	8,522,110	—	8,387,339	134,771

		At March 31, 2022
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥83,954	¥83,965	¥25,522	¥58,443	¥—
Loans and advances	b	104,635,815	107,177,195	—	300,485	106,876,710
Other financial assets	b	5,309,839	5,307,008	—	5,255,558	51,450

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥114,512,622	¥114,511,759	¥—	¥114,511,759	¥—
Other deposits	c	48,080,870	48,074,478	—	47,944,259	130,219
Borrowings	c	20,200,944	20,234,044	—	20,225,380	8,664
Debt securities in issue	c	11,428,437	11,440,260	—	11,321,643	118,617
Other financial liabilities	c	7,808,826	7,808,773	—	7,681,488	127,285

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
	(iv)	The carrying amounts and fair values of lease liabilities are not included in these tables.